Provisions - Movements in Contingent Loans Provisions For Contingent Loan Risk According to IFRS9 (Detail) - IFRS9 [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 768,120	$ 740,573
- Transfers to stage 1		(77,796)
- Transfers to stage 2		(43,864)
- Transfers to stage 3		27,165
- Increases due to change in credit risk	(269,348)	(85,755)
- Decreases due to change in credit risk	(111,255)	(61,965)
Charge-offs	(167,364)	(134,966)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	282,800	221,176
Financial assets that have been derecognized	(199,319)	(193,074)
Changes in models/risk parameters		(6,149)
Foreign exchange and other movements	(37,787)	(9,977)
Ending balance	880,117	768,120
Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	133,610	82,125
- Increases due to change in credit risk	(63,901)	(20,319)
- Decreases due to change in credit risk	(8,854)	(2,238)
Charge-offs	(13,891)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	19,872	23,465
Financial assets that have been derecognized	(4,976)	(35,991)
Changes in models/risk parameters	(933)	(45,930)
Foreign exchange and other movements	(2,540)
Ending balance	193,135	133,610
Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	45,848
- Transfers to stage 1		(388)
- Transfers to stage 2	0	113
- Transfers to stage 3	0	(108)
- Increases due to change in credit risk	8,155	7,849
- Decreases due to change in credit risk	(6,654)	(1,783)
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	7,463	6,195
Financial assets that have been derecognized	(21,239)	(26,075)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	698	354
Ending balance	34,271	45,848
Individually Evaluated [Member] | Contingent loans [member] | Restated [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		59,691
Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		59,691
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Changes due to modifications that did not result in derecognition	0	0
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	15,879
- Transfers to stage 1	1,123
- Transfers to stage 2	(521)	(155)
- Transfers to stage 3	(90)	(42)
- Increases due to change in credit risk	1,932	2,283
- Decreases due to change in credit risk	(5,695)	(1,298)
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	5,490	5,104
Financial assets that have been derecognized	(4,927)	(3,763)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	698	265
Ending balance	13,889	15,879
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | Restated [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		13,485
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		13,485
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	46,153	49,389
- Transfers to stage 3	22,642
- Increases due to change in credit risk	(1,216)	(3,732)
- Decreases due to change in credit risk	(7,758)	(532)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	12,496	6,428
Financial assets that have been derecognized	(1,824)	(20,636)
Changes in models/risk parameters	(933)	(7,772)
Foreign exchange and other movements	(13,426)
Ending balance	42,000	46,153
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	28,112
- Transfers to stage 1	(1,036)	(504)
- Transfers to stage 2	570	0
- Transfers to stage 3	(161)	(66)
- Increases due to change in credit risk	1,618	5,528
- Decreases due to change in credit risk	(802)	(446)
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	1,193	965
Financial assets that have been derecognized	(15,322)	(21,558)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	86
Ending balance	14,172	28,112
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | Restated [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		44,107
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		44,107
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	87,457	32,736
- Transfers to stage 3	(22,642)
- Increases due to change in credit risk	(62,685)	(16,587)
- Decreases due to change in credit risk	(1,096)	(1,706)
Charge-offs	(13,891)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	7,376	17,037
Financial assets that have been derecognized	(3,152)	(15,355)
Changes in models/risk parameters		(38,158)
Foreign exchange and other movements	10,886
Ending balance	151,135	87,457
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	1,857
- Transfers to stage 1	(87)	116
- Transfers to stage 2	(49)	268
- Transfers to stage 3	251	0
- Increases due to change in credit risk	4,605	38
- Decreases due to change in credit risk	(157)	(39)
Charge-offs	0	0
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	780	126
Financial assets that have been derecognized	(990)	(754)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	3
Ending balance	$ 6,210	1,857
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | Restated [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		2,099
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		$ 2,099